UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2006

Check here if Amendment [ ]; Amendment Number: __________
            This Amendment (Check only one.):  [ ] is a restatement.
                                               [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Roark, Rearden & Hamot Capital Management, LLC*
Address:   420 Boylston Street
           Boston, MA 02116

Form 13F File Number:  28-11722

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Seth W. Hamot
Title: Managing member of Roark, Rearden & Hamot Capital Management, LLC, the management company to Costa Brava Partnership III L.P.
Phone:     (617) 595-4400

Signature, Place, and Date of Signing:

/s/ SETH W. HAMOT              Boston, MA               August 14, 2006
------------------------       --------------           -----------------------

* Roark, Rearden & Hamot Capital Management, LLC is the management company to Costa Brava Partnership III L.P. Seth W. Hamot is the managing member of Roark, Rearden & Hamot Capital Management, LLC.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              3

Form 13F Information Table Entry Total:         30

Form 13F Information Table Value Total:         $103,106
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.                 Form 13F File Number       Name

1                   28-11734                   Costa Brava Partnership III L.P.
2                   28-11736                   Roark, Rearden & Hamot, LLC
3                   28-11733                   Seth W. Hamot


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                        Costa Brava Partnership III L.P.
                    Form 13F Information Table as of 6/30/06

                                                                           Market
                                                               SH/ PRN   Value Long   Investment    Other        Voting Authority
Description                    Title of Class    Cusip         Amount         x1000   Discretion   Managers    Sole   Shared   None

AMERICAN SVC GROUP INC          COM              02364L109      181,500       2,817     Sole                 181,500
AMERIVEST PPTYS INC DEL         COM              03071L101        4,100          18     Sole                   4,100
BALDWIN TECHNOLOGY INC          CLA              058264102      330,800       1,786     Sole                 330,800
BOFI HLDG INC                   COM              05566U108       20,500         164     Sole                  20,500
BRADLEY PHARMACEUTICALS INC     COM              104576103    1,607,700      16,399     Sole               1,607,700
CARREKER CORP                   COM              144433109       25,000         179     Sole                  25,000
CCA INDS INC                    COM              124867102      465,750       4,294     Sole                 465,750
CF INDS HLDGS INC               COM              125269100      325,000       4,635     Sole                 325,000
CUTTER & BUCK INC               COM              232217109      194,000       2,225     Sole                 194,000
GLOBAL-TECH APPLIANCES INC      ORD              G39320109      590,700       1,926     Sole                 590,700
HIGHWAY HLDGS LTD               ORD              G4481U106      135,610         403     Sole                 135,610
I-MANY INC                      COM              44973Q103      621,571       1,492     Sole                 621,571
MESA AIR GROUP INC              COM              590479101      824,659       8,123     Sole                 824,659
OCWEN FINL CORP                 COM NEW          675746309    1,078,100      13,703     Sole               1,078,100
OPTIMAL GROUP INC               CL A NEW         68388R208      804,200      10,865     Sole                 804,200
ORANGE 21 INC                   COM              685317109      467,500       2,688     Sole                 467,500
PEAK INTL LTD                   ORD              G69586108      522,800       1,621     Sole                 522,800
PECO II INC                     COM              705221109    1,290,448       2,387     Sole               1,290,448
QLT INC                         COM              746927102      579,556       4,103     Sole                 579,556
QUANTA CAPITAL HLDNGS LTD       SHS              G7313F106      307,788         797     Sole                 307,788
S1 CORPORATION                  COM              78463B101      209,191       1,004     Sole                 209,191
SYSTEMAX INC                    COM              871851101      371,275       2,896     Sole                 371,275
TECHTEAM GLOBAL INC             COM              878311109      992,643       9,083     Sole                 992,643
TERRA INDS INC                  COM              880915103      132,600         845     Sole                 132,600
TRANSCEND SERVICES INC          COM NEW          893929208      149,691         364     Sole                 149,691
TUCOWS INC                      COM              898697107    1,851,300       1,777     Sole               1,851,300
UNIFI INC                       COM              904677101    1,077,300       3,124     Sole               1,077,300
UNITED CAPITAL CORP             COM              909912107       70,500       1,868     Sole                  70,500
WASHINGTON GROUP INTL INC       COM NEW          938862208        2,825         151     Sole                   2,825
WELLMAN INC                     COM              949702104      338,800       1,369     Sole                 338,800

                                                 Total:                     103,106

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